Finance income/(expenses), net - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Exchange rate, revaluation of US dollar against Euro	13.00%
Amended debt financing agreement due 2028
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense and related fees	€ 12.9